STOCKHOLDERS' EQUITY (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 22, 2023	Mar. 24, 2022	Mar. 18, 2021
Share Repurchase Plan [Abstract]
Authorized number of shares under stock repurchase program (in shares)			1,000,000	1,000,000	1,000,000
Common stock repurchased during the period (in shares)	72,973	227,990
Average cost of share repurchased (in dollars per share)	$ 55.69	$ 48.48
Common stock repurchased during the period	$ 4.1	$ 11.1
Shares repurchased to satisfy tax withholding obligation (in shares)	58,080	55,430
Value of shares repurchased to satisfy tax withholding obligation	$ 3.3	$ 2.6